Deferred Acquisition Costs (Activity Impacting Deferred Acquisition Costs) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended						1 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Jul. 02, 2010 Adoption of Embedded Credit Derivatives Accounting Standard	Apr. 02, 2009 Adoption of Recognition of Other Than Temporary Impairments Standard
Unamortized balance as of January 1	$ 5,359	[1]	$ 5,297	[1],[2]	$ 5,285	[2]
Impact of foreign currency translation	(8)		(16)	[1]	49	[2]
Costs deferred	637		587	[1]	476	[2]
Amortization, net of interest accretion	(460)		(510)	[1]	(482)	[2]
Cumulative effect of changes in accounting			1	[1]	(26)	[2]	(3)	7
Other	(70)	[3]			(5)	[2],[3]
Unamortized balance as of December 31	5,458		5,359	[1]	5,297	[1],[2]
Accumulated effect of net unrealized investment (gains) losses	(265)		(164)	[1]	73	[2]
Balance as of December 31	$ 5,193		$ 5,195	[1]	$ 5,370	[2]

[1]	On July 1, 2010, we adopted a new accounting standard related to embedded credit derivatives. The adoption of this standard had a net unfavorable impact of $3 million on DAC.
[2]	On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $7 million on DAC.
[3]	Relates to the sale of our Medicare supplement insurance business in 2011 and the sale of one of our Mexican subsidiaries in 2009. See note 8 for additional information.